Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 15,055	$ 14,243	$ 13,221
Securities financing transactions	11,344	9,707	15,333
Over-the-counter debt instruments and other	2,727	1,809	1,684
Funding from UBS Group AG	2,299	2,259	1,796
Total other financial liabilities designated at fair value	$ 31,425	$ 28,018	$ 32,033